Schedule of Significant Components of Deferred Tax (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Net operating loss carried forward		$ 406,251
Valuation allowance		(406,251)
Deferred tax assets, net of valuation allowance